CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net (loss) income	$ (10,866,396)	$ (1,389,724)	$ 162,229
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	279,636	10,821	96,131
(Reversal) provision for doubtful accounts, net	514,226	52,645	(44,085)
Interest accrual and amortization of discount for convertible debt	149,179
Amortization of long-term prepaid expenses	326,274
Amortization of deferred stock compensation	2,091,864
Shares issued for employees' compensation	3,063,600
Gain on fair value change of derivative liability	(33,348)
Impairment of intangible asset	1,250,000	0	0
Loss on disposal of property, plant and equipment	26,485
Deferred tax expense (benefits)	(68,034)	40,722	58,716
Gain on acquisition of a subsidiary	(139,724)
Changes of deferred issuance costs			222,361
Amortization of finance lease asset	256,000
Amortization of operating lease right of use assets	35,623	42,150	38,655
Changes in operating assets and liabilities:
Accounts receivable	(739,537)	(3,032,651)	1,081,496
Inventories	(234,746)	(60,039)
Receivable from sales of shares		1,900,000
Advance to vendors	185,404	(40,605)	(975,477)
Prepayments and other current assets	(230,413)	415,785	(417,062)
Long-term prepaid expenses	(2,350,000)
Accounts payable	(930,203)	1,643,599	174,802
Advance from customers	1,484,527	227,532	(114,405)
Accrued expenses and other liabilities	239,862	50,671	(50,868)
Taxes payable	(19,250)	45,598	198,038
Operating lease liabilities	(9,846)	(42,150)	(38,655)
Net cash (used in) provided by operating activities	(5,718,817)	(135,646)	391,876
Cash flows from investing activities:
Acquisition of property, plant and equipment	(6,466)
Acquisition of intangible assets	(2,300,000)
Proceeds from disposal of property, plant and equipment	2,773
Cash from acquisition of a subsidiary	17,328
Net cash used in investing activities	(2,286,365)
Cash flows from financing activities:
Proceeds from convertible debt	1,740,267
Gross proceeds from IPO	10,350,000
Deferred issuance costs	(1,747,188)	(33,845)	(92,533)
Payment for finance lease liability	(1,280,000)
Capital contribution from a noncontrolling shareholder		2,985
Proceeds from related parties	2,438	42,147	73,073
Repayments to related parties	(121,867)	(420)	(1,418)
Proceeds from bank loan	415,945
Repayment of bank loans			(132,035)
Net cash provided by (used in) financing activities	9,359,595	10,867	(152,913)
Effect of exchange rates changes on cash	(5,805)	15,467	(16,067)
Net increase (decrease) in cash and cash equivalents	1,348,608	(109,321)	222,896
Cash and cash equivalents, beginning of the year	415,280	524,601	301,705
Cash and cash equivalents, end of the year	1,763,888	415,280	524,601
Reconciliation of cash and restricted cash, end of year
Cash and cash equivalents	1,763,888	410,716	524,601
Restricted cash		4,564
Cash and restricted cash, at the end of year	1,763,888	415,280	524,601
Supplemental cash flow disclosures:
Cash paid for income tax		289	578
Cash paid for interest	10,041		5,781
Non cash investing activities:
Right-of-use assets obtained in exchange for operating new lease liabilities	688,556		$ 94,687
Shares issued for deferred stock compensation	$ (5,578,303)
Settlement of receivable from sales of shares in payment to a supplier		$ 1,900,000